INCOME (LOSS) PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INCOME (LOSS) PER COMMON SHARE
3. INCOME (LOSS) PER COMMON SHARE

Common stock equivalents in the three and nine months ended September 30, 2010 were anti-dilutive, thus the diluted weighted average common shares outstanding for this period are the same as the basic weighted average common shares outstanding.

At September 30, 2011 and 2010, respectively, 5,800,623 and 21,035,683 potential common stock shares are issuable upon the exercise of warrants and options and conversion of debt to common stock. For the three and nine months ended September 30, 2011, 8,401,155 and 7,068,655 shares, respectively, related to warrants and options were excluded from the September 30, 2011 computation of diluted earnings per share as they were anti-dilutive due to their exercise price being in excess of the average close price for the three and nine month period ended or they were not yet vested.

The following table sets forth the computation of basic and diluted earnings per share:

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Consolidated Net profit (loss) from continuing operations	111,688	(59,799)	(264,920)	(3,336,322)
Net profit (loss) from discontinued operations	$312,635	$5,213	$442,881	$(74,659)
Less: Net profit (loss) from discontinued operations - noncontrolling interest	$-	$2,659	$67,872	$(38,686)
Net profit (loss) from disconitinued operations attributable to CUI Global, Inc.	$312,635	$2,554	$375,009	$(35,973)
Net profit (loss) for the period attributable to CUI Global, Inc.	$424,323	$(57,245)	$110,089	$(3,372,295)
Weighted average number of shares outstanding	219,282,472	196,478,788	216,859,788	183,860,295
Weighted average number of common and common equivalent shares	219,282,472	196,478,788	216,859,788	183,860,295

Basic profit (loss) per common share from continuing operations	$0.00	$(0.00)	$(0.00)	$(0.02)
Basic profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$0.00	$0.00	$0.00	$(0.00)
Basic profit (loss) per common share	$0.00	$(0.00)	$0.00	$(0.02)

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Consolidated Net profit (loss) from continuing operations	111,688	(59,799)	(264,920)	(3,336,322)
Net profit (loss) from discontinued operations	$312,635	$5,213	$442,881	$(74,659)
Less: Net profit (loss) from discontinued operations - noncontrolling interest	$-	$2,659	$67,872	$(38,686)
Net profit (loss) from disconitinued operations attributable to CUI Global, Inc.	$312,635	$2,554	$375,009	$(35,973)
Net profit (loss) for the period attributable to CUI Global, Inc.	$424,323	$(57,245)	$110,089	$(3,372,295)
Add: Adjustment for interest on 12% convertible note	-	-	-	-
Adjusted net income (loss)	$424,323	$(57,245)	$110,089	$(3,372,295)

Weighted average number of shares outstanding	219,282,472	196,478,788	216,859,788	183,860,295
Add: Warrants and options as of beginning of period	447,923	-	477,781	-
Warrants and options as of date of vesting	-	-	-	-
Convertible preferred shares oustanding	252,715	-	252,715	-
12% convertible notes as of end of period	-	-	-	-
Weighted average number of common and common equivalent shares	219,983,110	196,478,788	217,590,284	183,860,295

Diluted profit (loss) per common share from continuing operations	$0.00	$(0.00)	$(0.00)	$(0.02)
Diluted profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$0.00	$0.00	$0.00	$(0.00)
Diluted profit (loss) per common share	$0.00	$(0.00)	$0.00	$(0.02)

11.	INCOME (LOSS) PER COMMON SHARE
In accordance with Statement of Financial Accounting Standards Codification 260, “Earnings per Share”, basic net loss per share is computed by dividing the net loss available to common stockholders for the period by the weighted average number of common shares outstanding during the period.  Diluted net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common and common equivalent shares outstanding during the period.  Common equivalent shares outstanding as of December 31, 2010 and 2009, which consist of options, warrants, convertible notes and convertible preferred stock, have been excluded from the diluted net loss per common share calculations because they are anti-dilutive.  Accordingly, diluted net loss per share is the same as basic net loss per share for 2010 and 2009.  The following table summarizes the potential common stock shares at December 31, 2010 and 2009, which may dilute future earnings per share.

	2010	2009
Convertible preferred stock	252,715	252,715
Warrants and options, vested	17,807,801	18,307,893
Convertible debt	-	76,200,000
	18,060,516	94,760,608

The following table sets forth the computation of basic earnings per share for the years ended December 31, 2010 and 2009:

	2010	2009
Consolidated Net (loss) from continuing operations	(6,588,713)	(16,022,388)
Net (loss) from discontinued operations	$(871,803)	$(21,159)
Less: Net (loss) from discontinued operations - noncontrolling interest	$(444,620)	$(10,791)
Net (loss) from disconitinued operations attributable to CUI Global, Inc.	$(427,183)	$(10,368)
Net (loss) for the period attributable to CUI Global, Inc.	$(7,015,896)	$(16,032,756)
Weighted average number of shares outstanding	188,567,994	168,531,862
Weighted average number of common and common equivalent shares	188,567,994	168,531,862

Basic (loss) per common share from continuing operations	$(0.03)	$(0.10)
Basic (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$(0.00)	$(0.00)
Basic (loss) per common share	$(0.04)	$(0.10)

The following table sets for the computation of diluted earnings per share for the years ended December 31, 2010 and 2009:

	2010	2009
Consolidated Net (loss) from continuing operations	(6,588,713)	(16,022,388)
Net (loss) from discontinued operations	$(871,803)	$(21,159)
Less: Net (loss) from discontinued operations -
noncontrolling interest	$(444,620)	$(10,791)
Net (loss) from disconitinued operations attributable to CUI Global, Inc.	$(427,183)	$(10,368)
Net (loss) for the period attributable to CUI Global, Inc.	$(7,015,896)	$(16,032,756)
Add: Adjustment for interest on 12% convertible note	-	-
Adjusted net (loss)	$(7,015,896)	$(16,032,756)

Weighted average number of shares outstanding	188,567,994	168,531,862
Add: Warrants and options as of beginning of period		-
Warrants and options as of date of vesting	-	-
Convertible preferred shares oustanding	-	-
12% convertible notes as of end of period	-	-
Weighted average number of common and common equivalent shares	188,567,994	168,531,862

Diluted (loss) per common share from continuing operations	$(0.03)	$(0.10)
Diluted (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$(0.00)	$(0.00)
Diluted (loss) per common share	$(0.04)	$(0.10)